T. ROWE PRICE Target 2035 Fund
August 31, 2022 (Unaudited)
1
Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 28.6%
T. Rowe Price Funds:
New Income Fund  38,736 1,708 4,378 4,217,312 35,425
Limited Duration Inflation
Focused Bond Fund  33,999 1,209 5,748 5,670,074 29,087
International Bond Fund (USD
Hedged)  14,256 614 1,817 1,433,796 12,804
U.S. Treasury Long-Term Index
Fund  11,678 1,384 666 1,358,603 12,024
Dynamic Global Bond Fund  11,273 480 1,638 1,030,106 10,147
Emerging Markets Bond Fund  7,093 801 355 837,495 7,077
High Yield Fund  6,692 467 290 1,149,894 6,543
Floating Rate Fund  5,659 239 1,671 470,969 4,314
Total Bond Mutual Funds (Cost $128,556) 117,421
EQUITY MUTUAL FUNDS 67.5%
T. Rowe Price Funds:
Value Fund  58,062 2,036 7,610 1,197,367 49,954
Growth Stock Fund (2) 42,764 4,504 1,955 616,699 44,581
Equity Index 500 Fund  37,149 5,944 11,940 279,926 29,179
Overseas Stock Fund  23,352 2,425 957 2,083,752 22,150
International Value Equity Fund  24,942 861 3,180 1,519,615 19,877
International Stock Fund  20,651 816 911 1,176,209 19,184
Real Assets Fund  12,646 2,597 494 984,541 13,262
Mid-Cap Value Fund  11,959 419 358 354,166 11,121
Mid-Cap Growth Fund (2) 11,091 455 476 117,256 10,790
U.S. Large-Cap Core Fund  6,138 4,696 390 333,480 10,204
U.S. Equity Research Fund  8,696 1,964 449 261,737 9,881
Emerging Markets Discovery
Stock Fund  9,099 589 423 695,042 8,730
Emerging Markets Stock Fund  8,905 323 507 229,037 8,190
Small-Cap Stock Fund  7,238 682 301 135,771 7,609
Small-Cap Value Fund  7,589 264 579 134,439 7,149
New Horizons Fund (2) 4,617 207 237 93,499 5,025
Total Equity Mutual Funds (Cost $258,614) 276,886
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  55 10,467 10,459 624 63
Total Other Mutual Funds (Cost $62) 63
T. ROWE PRICE Target 2035 Fund

T. ROWE PRICE Target 2035 Fund

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/22
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.9%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
2.40% (3) 4,548 23,221 11,642 16,127,465 16,127
Total Short-Term Investments (Cost $16,127) 16,127
Total Investments in Securities 100.0%
(Cost $403,359) $ 410,497
Other Assets Less Liabilities (0.0)% (170)
Net Assets 100.0% $ 410,327
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2035 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2022.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 32 $ 32 $ 90
Emerging Markets Bond Fund  (42) (462) 112
Emerging Markets Discovery Stock Fund  (24) (535) —
Emerging Markets Stock Fund  (25) (531) —
Equity Index 500 Fund  781 (1,974) 150
Floating Rate Fund  (104) 87 69
Growth Stock Fund  (4) (732) —
High Yield Fund  (12) (326) 108
International Bond Fund (USD Hedged)  (177) (249) 86
International Stock Fund  (75) (1,372) —
International Value Equity Fund  (230) (2,746) —
Limited Duration Inflation Focused Bond Fund  (181) (373) —
Mid-Cap Growth Fund  (8) (280) —
Mid-Cap Value Fund  70 (899) —
New Horizons Fund  (26) 438 —
New Income Fund  (463) (641) 249
Overseas Stock Fund  23 (2,670) —
Real Assets Fund  95 (1,487) —
Small-Cap Stock Fund  20 (10) —
Small-Cap Value Fund  15 (125) —
Transition Fund  51 — 6
U.S. Equity Research Fund  (22) (330) —
U.S. Large-Cap Core Fund  42 (240) —
U.S. Treasury Long-Term Index Fund  (138) (372) 86
Value Fund  (240) (2,534) —
U.S. Treasury Money Fund, 2.40% — — 47
Totals $ (642)# $ (18,331) $ 1,003+
# Capital gain distributions from underlying Price funds represented $60 of the net realized gain
(loss).
+ Investment income comprised $1,003 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2035 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2035 Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial

T. ROWE PRICE Target 2035 Fund

instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on

T. ROWE PRICE Target 2035 Fund

the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F195-054Q1 08/22